Acquisition of Cl Technologies (International) Sdn. Bhd. - Schedule of Company Accounted the Transaction (Parentheticals) (Details)	Jun. 30, 2025
CL Technologies (International) Sdn. Bhd. [Member]
Schedule of Company Accounted the Transaction [Line Items]
Book value percentage	94.95%